Supplementary Financial Statement Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses:
Business combination	$ 765	$ 2,602	$ 1,204
Bank charges, interest and foreign exchange differences	18,619	6,972	6,370
Interest expenses on short-term and long-term loans	7,700	6,061	6,830
Financial costs related to Debentures	2,832	1,959	551
Financial expenses	29,916	17,594	14,955
Financial income:
Income from marketable securities	138	865	1,122
Interest income from deposits and foreign exchange differences	8,611	5,143	4,300
Financial income	8,749	6,008	5,422
Total	$ (21,167)	$ (11,586)	$ (9,533)